Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530
Supplement to the
Fidelity® Fund
Class K
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.34% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.34%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 35

3 years	$ 109

5 years	$ 191

10 years	$ 431
Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 67

3 years	$ 211

5 years	$ 368

10 years	$ 822
Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.56% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.57%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 58

3 years	$ 183

5 years	$ 318

10 years	$ 714
Supplement to the
Fidelity® Mega Cap Stock Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738
Supplement to the
Fidelity® Mega Cap Stock Fund
Class A, Class M, Class C, Class I, and Class Z
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.60% A,B	0.60% A,B	0.62% A,B	0.58% A,B	0.46% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.87%	1.12%	1.64%	0.60%	0.48%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.23% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 659	$ 659	$ 460	$ 460	$ 267	$ 167	$ 61	$ 61	$ 49	$ 49

3 years	$ 837	$ 837	$ 694	$ 694	$ 517	$ 517	$ 192	$ 192	$ 154	$ 154

5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 892	$ 892	$ 335	$ 335	$ 269	$ 269

10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,738	$ 1,738	$ 750	$ 750	$ 604	$ 604

Fidelity Fund | Fidelity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Fund | Fidelity Fund | Fidelity Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.42%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	$ 530
K | Fidelity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Fund
Class K
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.34% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.34%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 35

3 years	$ 109

5 years	$ 191

10 years	$ 431

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.34%
1 year	rr_ExpenseExampleYear01	$ 35
3 years	rr_ExpenseExampleYear03	109
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	$ 431
K | Fidelity Growth Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.56% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.57%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 58

3 years	$ 183

5 years	$ 318

10 years	$ 714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Growth Discovery Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	$ 714
Fidelity Growth Discovery Fund | Fidelity Growth Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 67

3 years	$ 211

5 years	$ 368

10 years	$ 822

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Growth Discovery Fund | Fidelity Growth Discovery Fund | Fidelity Growth Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
Fidelity Mega Cap Stock Fund | Fidelity Mega Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Mega Cap Stock Fund
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Mega Cap Stock Fund | Fidelity Mega Cap Stock Fund | Fidelity Mega Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
A M C I Z | Fidelity Mega Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Mega Cap Stock Fund
Class A, Class M, Class C, Class I, and Class Z
August 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.60% A,B	0.60% A,B	0.62% A,B	0.58% A,B	0.46% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.87%	1.12%	1.64%	0.60%	0.48%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.23% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 659	$ 659	$ 460	$ 460	$ 267	$ 167	$ 61	$ 61	$ 49	$ 49

3 years	$ 837	$ 837	$ 694	$ 694	$ 517	$ 517	$ 192	$ 192	$ 154	$ 154

5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 892	$ 892	$ 335	$ 335	$ 269	$ 269

10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,738	$ 1,738	$ 750	$ 750	$ 604	$ 604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 659
3 years	rr_ExpenseExampleYear03	837
5 years	rr_ExpenseExampleYear05	1,029
10 years	rr_ExpenseExampleYear10	1,586
1 year	rr_ExpenseExampleNoRedemptionYear01	659
3 years	rr_ExpenseExampleNoRedemptionYear03	837
5 years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,586
A M C I Z | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	$ 460
3 years	rr_ExpenseExampleYear03	694
5 years	rr_ExpenseExampleYear05	945
10 years	rr_ExpenseExampleYear10	1,665
1 year	rr_ExpenseExampleNoRedemptionYear01	460
3 years	rr_ExpenseExampleNoRedemptionYear03	694
5 years	rr_ExpenseExampleNoRedemptionYear05	945
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,665
A M C I Z | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.62%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.64%
1 year	rr_ExpenseExampleYear01	$ 267
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	892
10 years	rr_ExpenseExampleYear10	1,738
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	517
5 years	rr_ExpenseExampleNoRedemptionYear05	892
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,738
A M C I Z | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	192
5 years	rr_ExpenseExampleNoRedemptionYear05	335
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 750
A M C I Z | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
1 year	rr_ExpenseExampleNoRedemptionYear01	49
3 years	rr_ExpenseExampleNoRedemptionYear03	154
5 years	rr_ExpenseExampleNoRedemptionYear05	269
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 604

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
[4]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
[7]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.23% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.